Financial Instruments - Fair Value and Financial Risk management - Disclosure of Exposure to Foreign Currency Risk (Details) € in Thousands, $ in Thousands	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	€ 94	$ 62	€ 17	$ 66